Employee and Personnel Costs - Additional Information (Details) - Member	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Benefits [Abstract]
Average number of members of management	13	14	14
Number of members of key management	11